UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2013

Item 1. Reports to Stockholders

Spartan® Inflation-Protected Bond Index
Fund

Institutional Class

Fidelity Advantage® Institutional Class

Semiannual Report

June 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1, 2013 to June 30, 2013
Investor Class	.20%
Actual		$ 1,000.00	$ 925.20	$ .95
Hypothetical A		$ 1,000.00	$ 1,023.85	$ 1.00
Fidelity Advantage Class	.10%
Actual		$ 1,000.00	$ 925.20	$ .48
Hypothetical A		$ 1,000.00	$ 1,024.30	$ .50
Institutional Class	.07%
Actual		$ 1,000.00	$ 926.10	$ .33
Hypothetical A		$ 1,000.00	$ 1,024.45	$ .35
Fidelity Advantage Institutional Class	.05%
Actual		$ 1,000.00	$ 926.10	$ .24
Hypothetical A		$ 1,000.00	$ 1,024.55	$ .25

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Coupon Distribution as of June 30, 2013
	% of fund's investments	% of fund's investments 6 months ago
0.01 - 0.99%	39.0	31.1
1 - 1.99%	25.3	27.5
2 - 2.99%	29.0	33.5
3 - 3.99%	6.7	7.9
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

The coupon rates on inflation-protected securities tend to be lower than their nominal bond counterparts since inflation-protected securities get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.

Weighted Average Maturity as of June 30, 2013
6 months ago
Years	8.7	8.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2013
6 months ago
Years	5.2	5.5

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of June 30, 2013*		As of December 31, 2012**
	U.S. Government and U.S. Government Agency Obligations 99.6%		U.S. Government and U.S. Government Agency Obligations 99.8%
	Net Other Assets (Liabilities) 0.4%		Net Other Assets (Liabilities) 0.2%
* Inflation Protected Securities	99.6%	** Inflation Protected Securities	99.8%

Semiannual Report

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation Protected Obligations - 99.6%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
0.625% 2/15/43	$ 1,205,625	$ 1,013,454
0.75% 2/15/42	1,635,256	1,439,890
1.75% 1/15/28	1,285,368	1,439,816
2% 1/15/26	1,592,218	1,838,718
2.125% 2/15/40	742,350	901,733
2.125% 2/15/41	993,910	1,209,660
2.375% 1/15/25	2,187,261	2,605,595
2.375% 1/15/27	1,281,094	1,541,324
2.5% 1/15/29	1,237,972	1,525,609
3.375% 4/15/32	499,140	700,990
3.625% 4/15/28	1,229,259	1,705,859
3.875% 4/15/29	1,437,162	2,070,671
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/16	3,311,151	3,397,777
0.125% 4/15/17	3,726,668	3,825,481
0.125% 4/15/18	1,490,848	1,529,740
0.125% 1/15/22	3,295,931	3,228,044
0.125% 7/15/22	3,399,654	3,322,862
0.125% 1/15/23	3,415,222	3,309,259
0.5% 4/15/15	1,885,314	1,933,475
0.625% 7/15/21	2,986,916	3,083,851
1.125% 1/15/21	2,813,814	3,009,468
1.25% 7/15/20	2,459,908	2,672,538
1.375% 7/15/18	1,248,752	1,364,253
1.375% 1/15/20	1,600,106	1,743,808
1.625% 1/15/15	1,914,429	1,991,601
1.625% 1/15/18	1,265,389	1,385,503
1.875% 7/15/15	1,680,887	1,788,113
1.875% 7/15/19	1,319,965	1,488,627
2% 7/15/14	1,939,298	2,003,229
2% 1/15/16	1,647,284	1,770,065
2.125% 1/15/19	1,161,072	1,313,367
2.375% 1/15/17	1,398,710	1,550,819
U.S. Treasury Inflation Protected Obligations - continued
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Notes: - continued
2.5% 7/15/16	$ 1,612,044	$ 1,782,945
2.625% 7/15/17	1,198,285	1,359,777
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $71,467,042)	66,847,921
NET OTHER ASSETS (LIABILITIES) - 0.4%	248,160
NET ASSETS - 100%	$ 67,096,081
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	99.6%
Net Other Assets	0.4%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $71,467,042)		$ 66,847,921
Cash		76,630
Receivable for investments sold		250,035
Receivable for fund shares sold		197,471
Interest receivable		331,506
Total assets		67,703,563

Liabilities
Payable for investments purchased	$ 498,210
Payable for fund shares redeemed	103,525
Accrued management fee	2,842
Other affiliated payables	2,905
Total liabilities		607,482

Net Assets		$ 67,096,081
Net Assets consist of:
Paid in capital		$ 71,877,839
Undistributed net investment income		70,815
Accumulated undistributed net realized gain (loss) on investments		(233,452)
Net unrealized appreciation (depreciation) on investments		(4,619,121)
Net Assets		$ 67,096,081

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2013 (Unaudited)

Investor Class: Net Asset Value, offering price and redemption price per share ($814,241 ÷ 85,535 shares)	$ 9.52

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($66,090,910 ÷ 6,939,728 shares)	$ 9.52

Institutional Class: Net Asset Value, offering price and redemption price per share ($95,471 ÷ 10,023 shares)	$ 9.53

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($95,459 ÷ 10,021 shares)	$ 9.53

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended June 30, 2013 (Unaudited)

Investment Income
Interest		$ 354,384
Inflation principal income		392,342
Amortization of premium		(601,610)
Total Income		145,116

Expenses
Management fee	$ 15,123
Transfer agent fees	15,430
Independent trustees' compensation	104
Miscellaneous	9
Total expenses before reductions	30,666
Expense reductions	(108)	30,558
Net investment income (loss)		114,558
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(196,757)
Change in net unrealized appreciation (depreciation) on investment securities		(5,068,980)
Net gain (loss)		(5,265,737)
Net increase (decrease) in net assets resulting from operations		$ (5,151,179)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2013 (Unaudited)	For the period May 16, 2012 (commencement of operations) to December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 114,558	$ 116,612
Net realized gain (loss)	(196,757)	(32,918)
Change in net unrealized appreciation (depreciation)	(5,068,980)	449,859
Net increase (decrease) in net assets resulting from operations	(5,151,179)	533,553
Distributions to shareholders from net realized gain	-	(171,779)
Share transactions - net increase (decrease)	30,207,638	41,677,848
Total increase (decrease) in net assets	25,056,459	42,039,622

Net Assets
Beginning of period	42,039,622	-
End of period (including undistributed net investment income of $70,815 and distributions in excess of net investment income of $43,743, respectively)	$ 67,096,081	$ 42,039,622

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.29	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.016	.045
Net realized and unrealized gain (loss)	(.786)	.283
Total from investment operations	(.770)	.328
Distributions from net realized gain	-	(.038)
Net asset value, end of period	$ 9.52	$ 10.29
Total Return B, C	(7.48)%	3.28%
Ratios to Average Net Assets F
Expenses before reductions	.20% A	.20% A
Expenses net of fee waivers, if any	.20% A	.20% A
Expenses net of all reductions	.20% A	.20% A
Net investment income (loss)	.29% A	.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 814	$ 9,508
Portfolio turnover rate	47% A	54% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 16, 2012 (commencement of operations) to December 31, 2012.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.29	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.019	.051
Net realized and unrealized gain (loss)	(.789)	.283
Total from investment operations	(.770)	.334
Distributions from net realized gain	-	(.044)
Net asset value, end of period	$ 9.52	$ 10.29
Total Return B, C	(7.48)%	3.34%
Ratios to Average Net Assets F
Expenses before reductions	.10% A	.10% A
Expenses net of fee waivers, if any	.10% A	.10% A
Expenses net of all reductions	.10% A	.10% A
Net investment income (loss)	.38% A	.80% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 66,091	$ 27,362
Portfolio turnover rate	47% A	54% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 16, 2012 (commencement of operations) to December 31, 2012.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.29	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.021	.054
Net realized and unrealized gain (loss)	(.781)	.282
Total from investment operations	(.760)	.336
Distributions from net realized gain	-	(.046)
Net asset value, end of period	$ 9.53	$ 10.29
Total Return B, C	(7.39)%	3.36%
Ratios to Average Net Assets F
Expenses before reductions	.07% A	.07% A
Expenses net of fee waivers, if any	.07% A	.07% A
Expenses net of all reductions	.07% A	.07% A
Net investment income (loss)	.41% A	.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 95	$ 2,585
Portfolio turnover rate	47% A	54% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 16, 2012 (commencement of operations) to December 31, 2012.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Institutional Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.29	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.022	.055
Net realized and unrealized gain (loss)	(.782)	.283
Total from investment operations	(.760)	.338
Distributions from net realized gain	-	(.048)
Net asset value, end of period	$ 9.53	$ 10.29
Total Return B, C	(7.39)%	3.37%
Ratios to Average Net Assets F
Expenses before reductions	.05% A	.05% A
Expenses net of fee waivers, if any	.05% A	.05% A
Expenses net of all reductions	.05% A	.05% A
Net investment income (loss)	.43% A	.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 95	$ 2,585
Portfolio turnover rate	47% A	54% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 16, 2012 (commencement of operations) to December 31, 2012.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2013 (Unaudited)

1. Organization.

Spartan® Inflation-Protected Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Fidelity Advantage® Class, Institutional Class and Fidelity Advantage Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 4,100
Gross unrealized depreciation	(4,644,201)
Net unrealized appreciation (depreciation) on securities and other investments	$ (4,640,101)

Tax cost	$ 71,488,022

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .05% of the Fund's average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Semiannual Report

3. Fees and Other Transactions with Affiliates - continued

Management Fee and Expense Contract - continued

In addition, under an expense contract, FMR pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.20%
Fidelity Advantage Class	.10%
Institutional Class	.07%
Fidelity Advantage Institutional Class	.05%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .17%, .12%, .035% and .015% of average net assets for Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Under the expense contract, Investor Class, Fidelity Advantage Class and Institutional Class pay a portion of the transfer agent fees at an annual rate of .15%, .05% and .02% of average net assets, respectively. Fidelity Advantage Institutional Class does not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Investor Class	$ 1,375
Fidelity Advantage Class	13,903
Institutional Class	152
$ 15,430

4. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $9 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by $19.

FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $89.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2013	Year ended December 31, 2012 A
From net realized gain
Investor Class	$ -	$ 35,300
Fidelity Advantage Class	-	112,948
Institutional Class	-	11,603
Fidelity Advantage Institutional Class	-	11,928
Total	$ -	$ 171,779

A For the period May 16, 2012 (commencement of operations) to December 31, 2012.

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2013	Year ended December 31, 2012 A	Six months ended June 30, 2013	Year ended December 31, 2012 A
Investor Class
Shares sold	206,203	1,338,128	$ 2,102,172	$ 13,710,284
Reinvestment of distributions	-	3,276	-	33,876
Shares redeemed	(1,044,509)	(417,563)	(10,715,072)	(4,255,315)
Net increase (decrease)	(838,306)	923,841	$ (8,612,900)	$ 9,488,845
Fidelity Advantage Class
Shares sold	6,003,200	3,038,729	$ 61,139,071	$ 31,124,772
Reinvestment of distributions	-	10,311	-	106,612
Shares redeemed	(1,722,018)	(390,494)	(17,394,157)	(4,065,932)
Net increase (decrease)	4,281,182	2,658,546	$ 43,744,914	$ 27,165,452

Semiannual Report

7. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2013	Year ended December 31, 2012 A	Six months ended June 30, 2013	Year ended December 31, 2012 A
Institutional Class
Shares sold	-	250,001	$ -	$ 2,500,010
Reinvestment of distributions	-	1,122	-	11,603
Shares redeemed	(241,100)	-	(2,461,974)	-
Net increase (decrease)	(241,100)	251,123	$ (2,461,974)	$ 2,511,613
Fidelity Advantage Institutional Class
Shares sold	-	250,001	$ -	$ 2,500,010
Reinvestment of distributions	-	1,154	-	11,928
Shares redeemed	(241,134)	-	(2,462,402)	-
Net increase (decrease)	(241,134)	251,155	$ (2,462,402)	$ 2,511,938

A For the period May 16, 2012 (commencement of operations) to December 31 2012.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money

Management, Inc.

Fidelity Management & Research

(U.K.) Inc.

Fidelity Management & Research

(Hong Kong) Limited

Fidelity Management & Research

(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

PIB-I-PIB-AI-USAN-0813
1.939240.100

Spartan® Inflation-Protected Bond Index
Fund

Investor Class

Fidelity Advantage® Class

Semiannual Report

June 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1, 2013 to June 30, 2013
Investor Class	.20%
Actual		$ 1,000.00	$ 925.20	$ .95
Hypothetical A		$ 1,000.00	$ 1,023.85	$ 1.00
Fidelity Advantage Class	.10%
Actual		$ 1,000.00	$ 925.20	$ .48
Hypothetical A		$ 1,000.00	$ 1,024.30	$ .50
Institutional Class	.07%
Actual		$ 1,000.00	$ 926.10	$ .33
Hypothetical A		$ 1,000.00	$ 1,024.45	$ .35
Fidelity Advantage Institutional Class	.05%
Actual		$ 1,000.00	$ 926.10	$ .24
Hypothetical A		$ 1,000.00	$ 1,024.55	$ .25

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Coupon Distribution as of June 30, 2013
	% of fund's investments	% of fund's investments 6 months ago
0.01 - 0.99%	39.0	31.1
1 - 1.99%	25.3	27.5
2 - 2.99%	29.0	33.5
3 - 3.99%	6.7	7.9
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

The coupon rates on inflation-protected securities tend to be lower than their nominal bond counterparts since inflation-protected securities get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.

Weighted Average Maturity as of June 30, 2013
6 months ago
Years	8.7	8.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2013
6 months ago
Years	5.2	5.5

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of June 30, 2013*		As of December 31, 2012**
	U.S. Government and U.S. Government Agency Obligations 99.6%		U.S. Government and U.S. Government Agency Obligations 99.8%
	Net Other Assets (Liabilities) 0.4%		Net Other Assets (Liabilities) 0.2%
* Inflation Protected Securities	99.6%	** Inflation Protected Securities	99.8%

Semiannual Report

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation Protected Obligations - 99.6%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
0.625% 2/15/43	$ 1,205,625	$ 1,013,454
0.75% 2/15/42	1,635,256	1,439,890
1.75% 1/15/28	1,285,368	1,439,816
2% 1/15/26	1,592,218	1,838,718
2.125% 2/15/40	742,350	901,733
2.125% 2/15/41	993,910	1,209,660
2.375% 1/15/25	2,187,261	2,605,595
2.375% 1/15/27	1,281,094	1,541,324
2.5% 1/15/29	1,237,972	1,525,609
3.375% 4/15/32	499,140	700,990
3.625% 4/15/28	1,229,259	1,705,859
3.875% 4/15/29	1,437,162	2,070,671
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/16	3,311,151	3,397,777
0.125% 4/15/17	3,726,668	3,825,481
0.125% 4/15/18	1,490,848	1,529,740
0.125% 1/15/22	3,295,931	3,228,044
0.125% 7/15/22	3,399,654	3,322,862
0.125% 1/15/23	3,415,222	3,309,259
0.5% 4/15/15	1,885,314	1,933,475
0.625% 7/15/21	2,986,916	3,083,851
1.125% 1/15/21	2,813,814	3,009,468
1.25% 7/15/20	2,459,908	2,672,538
1.375% 7/15/18	1,248,752	1,364,253
1.375% 1/15/20	1,600,106	1,743,808
1.625% 1/15/15	1,914,429	1,991,601
1.625% 1/15/18	1,265,389	1,385,503
1.875% 7/15/15	1,680,887	1,788,113
1.875% 7/15/19	1,319,965	1,488,627
2% 7/15/14	1,939,298	2,003,229
2% 1/15/16	1,647,284	1,770,065
2.125% 1/15/19	1,161,072	1,313,367
2.375% 1/15/17	1,398,710	1,550,819
U.S. Treasury Inflation Protected Obligations - continued
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Notes: - continued
2.5% 7/15/16	$ 1,612,044	$ 1,782,945
2.625% 7/15/17	1,198,285	1,359,777
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $71,467,042)	66,847,921
NET OTHER ASSETS (LIABILITIES) - 0.4%	248,160
NET ASSETS - 100%	$ 67,096,081
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	99.6%
Net Other Assets	0.4%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $71,467,042)		$ 66,847,921
Cash		76,630
Receivable for investments sold		250,035
Receivable for fund shares sold		197,471
Interest receivable		331,506
Total assets		67,703,563

Liabilities
Payable for investments purchased	$ 498,210
Payable for fund shares redeemed	103,525
Accrued management fee	2,842
Other affiliated payables	2,905
Total liabilities		607,482

Net Assets		$ 67,096,081
Net Assets consist of:
Paid in capital		$ 71,877,839
Undistributed net investment income		70,815
Accumulated undistributed net realized gain (loss) on investments		(233,452)
Net unrealized appreciation (depreciation) on investments		(4,619,121)
Net Assets		$ 67,096,081

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2013 (Unaudited)

Investor Class: Net Asset Value, offering price and redemption price per share ($814,241 ÷ 85,535 shares)	$ 9.52

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($66,090,910 ÷ 6,939,728 shares)	$ 9.52

Institutional Class: Net Asset Value, offering price and redemption price per share ($95,471 ÷ 10,023 shares)	$ 9.53

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($95,459 ÷ 10,021 shares)	$ 9.53

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended June 30, 2013 (Unaudited)

Investment Income
Interest		$ 354,384
Inflation principal income		392,342
Amortization of premium		(601,610)
Total Income		145,116

Expenses
Management fee	$ 15,123
Transfer agent fees	15,430
Independent trustees' compensation	104
Miscellaneous	9
Total expenses before reductions	30,666
Expense reductions	(108)	30,558
Net investment income (loss)		114,558
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(196,757)
Change in net unrealized appreciation (depreciation) on investment securities		(5,068,980)
Net gain (loss)		(5,265,737)
Net increase (decrease) in net assets resulting from operations		$ (5,151,179)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2013 (Unaudited)	For the period May 16, 2012 (commencement of operations) to December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 114,558	$ 116,612
Net realized gain (loss)	(196,757)	(32,918)
Change in net unrealized appreciation (depreciation)	(5,068,980)	449,859
Net increase (decrease) in net assets resulting from operations	(5,151,179)	533,553
Distributions to shareholders from net realized gain	-	(171,779)
Share transactions - net increase (decrease)	30,207,638	41,677,848
Total increase (decrease) in net assets	25,056,459	42,039,622

Net Assets
Beginning of period	42,039,622	-
End of period (including undistributed net investment income of $70,815 and distributions in excess of net investment income of $43,743, respectively)	$ 67,096,081	$ 42,039,622

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.29	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.016	.045
Net realized and unrealized gain (loss)	(.786)	.283
Total from investment operations	(.770)	.328
Distributions from net realized gain	-	(.038)
Net asset value, end of period	$ 9.52	$ 10.29
Total Return B, C	(7.48)%	3.28%
Ratios to Average Net Assets F
Expenses before reductions	.20% A	.20% A
Expenses net of fee waivers, if any	.20% A	.20% A
Expenses net of all reductions	.20% A	.20% A
Net investment income (loss)	.29% A	.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 814	$ 9,508
Portfolio turnover rate	47% A	54% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 16, 2012 (commencement of operations) to December 31, 2012.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.29	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.019	.051
Net realized and unrealized gain (loss)	(.789)	.283
Total from investment operations	(.770)	.334
Distributions from net realized gain	-	(.044)
Net asset value, end of period	$ 9.52	$ 10.29
Total Return B, C	(7.48)%	3.34%
Ratios to Average Net Assets F
Expenses before reductions	.10% A	.10% A
Expenses net of fee waivers, if any	.10% A	.10% A
Expenses net of all reductions	.10% A	.10% A
Net investment income (loss)	.38% A	.80% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 66,091	$ 27,362
Portfolio turnover rate	47% A	54% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 16, 2012 (commencement of operations) to December 31, 2012.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.29	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.021	.054
Net realized and unrealized gain (loss)	(.781)	.282
Total from investment operations	(.760)	.336
Distributions from net realized gain	-	(.046)
Net asset value, end of period	$ 9.53	$ 10.29
Total Return B, C	(7.39)%	3.36%
Ratios to Average Net Assets F
Expenses before reductions	.07% A	.07% A
Expenses net of fee waivers, if any	.07% A	.07% A
Expenses net of all reductions	.07% A	.07% A
Net investment income (loss)	.41% A	.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 95	$ 2,585
Portfolio turnover rate	47% A	54% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 16, 2012 (commencement of operations) to December 31, 2012.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Institutional Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.29	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.022	.055
Net realized and unrealized gain (loss)	(.782)	.283
Total from investment operations	(.760)	.338
Distributions from net realized gain	-	(.048)
Net asset value, end of period	$ 9.53	$ 10.29
Total Return B, C	(7.39)%	3.37%
Ratios to Average Net Assets F
Expenses before reductions	.05% A	.05% A
Expenses net of fee waivers, if any	.05% A	.05% A
Expenses net of all reductions	.05% A	.05% A
Net investment income (loss)	.43% A	.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 95	$ 2,585
Portfolio turnover rate	47% A	54% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 16, 2012 (commencement of operations) to December 31, 2012.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2013 (Unaudited)

1. Organization.

Spartan® Inflation-Protected Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Fidelity Advantage® Class, Institutional Class and Fidelity Advantage Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 4,100
Gross unrealized depreciation	(4,644,201)
Net unrealized appreciation (depreciation) on securities and other investments	$ (4,640,101)

Tax cost	$ 71,488,022

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .05% of the Fund's average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Semiannual Report

3. Fees and Other Transactions with Affiliates - continued

Management Fee and Expense Contract - continued

In addition, under an expense contract, FMR pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.20%
Fidelity Advantage Class	.10%
Institutional Class	.07%
Fidelity Advantage Institutional Class	.05%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .17%, .12%, .035% and .015% of average net assets for Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Under the expense contract, Investor Class, Fidelity Advantage Class and Institutional Class pay a portion of the transfer agent fees at an annual rate of .15%, .05% and .02% of average net assets, respectively. Fidelity Advantage Institutional Class does not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Investor Class	$ 1,375
Fidelity Advantage Class	13,903
Institutional Class	152
$ 15,430

4. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $9 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by $19.

FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $89.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2013	Year ended December 31, 2012 A
From net realized gain
Investor Class	$ -	$ 35,300
Fidelity Advantage Class	-	112,948
Institutional Class	-	11,603
Fidelity Advantage Institutional Class	-	11,928
Total	$ -	$ 171,779

A For the period May 16, 2012 (commencement of operations) to December 31, 2012.

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2013	Year ended December 31, 2012 A	Six months ended June 30, 2013	Year ended December 31, 2012 A
Investor Class
Shares sold	206,203	1,338,128	$ 2,102,172	$ 13,710,284
Reinvestment of distributions	-	3,276	-	33,876
Shares redeemed	(1,044,509)	(417,563)	(10,715,072)	(4,255,315)
Net increase (decrease)	(838,306)	923,841	$ (8,612,900)	$ 9,488,845
Fidelity Advantage Class
Shares sold	6,003,200	3,038,729	$ 61,139,071	$ 31,124,772
Reinvestment of distributions	-	10,311	-	106,612
Shares redeemed	(1,722,018)	(390,494)	(17,394,157)	(4,065,932)
Net increase (decrease)	4,281,182	2,658,546	$ 43,744,914	$ 27,165,452

Semiannual Report

7. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2013	Year ended December 31, 2012 A	Six months ended June 30, 2013	Year ended December 31, 2012 A
Institutional Class
Shares sold	-	250,001	$ -	$ 2,500,010
Reinvestment of distributions	-	1,122	-	11,603
Shares redeemed	(241,100)	-	(2,461,974)	-
Net increase (decrease)	(241,100)	251,123	$ (2,461,974)	$ 2,511,613
Fidelity Advantage Institutional Class
Shares sold	-	250,001	$ -	$ 2,500,010
Reinvestment of distributions	-	1,154	-	11,928
Shares redeemed	(241,134)	-	(2,462,402)	-
Net increase (decrease)	(241,134)	251,155	$ (2,462,402)	$ 2,511,938

A For the period May 16, 2012 (commencement of operations) to December 31 2012.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money

Management, Inc.

Fidelity Management & Research

(U.K.) Inc.

Fidelity Management & Research

(Hong Kong) Limited

Fidelity Management & Research

(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

PIB-USAN-0813
1.939223.101

Fidelity®

Series Inflation-Protected
Bond Index Fund

Fidelity Series Inflation-Protected
Bond Index Fund

Class F

Semiannual Report

June 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the Financial Statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity Series Inflation-Protected Bond Index Fund or 1-800-835-5092 for Class F to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio B	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1, 2013 to June 30, 2013
Series Inflation-Protected Bond Index	.20%
Actual		$ 1,000.00	$ 947.40	$ .97
HypotheticalA		$ 1,000.00	$ 1,023.80	$ 1.00
Class F	.05%
Actual		$ 1,000.00	$ 947.50	$ .24
HypotheticalA		$ 1,000.00	$ 1,024.55	$ .25

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Coupon Distribution as of June 30, 2013
	% of fund's investments	% of fund's investments 6 months ago
0.01 - 0.99%	48.4	39.8
1 - 1.99%	31.6	35.5
2 - 2.99%	20.0	24.7
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

The coupon rates on inflation-protected securities tend to be lower than their nominal bond counterparts since inflation-protected securities get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.

Weighted Average Maturity as of June 30, 2013
6 months ago
Years	5.3	5.3

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2013
6 months ago
Years	3.4	3.4

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of June 30, 2013*		As of December 31, 2012**
	U.S. Government and U.S. Government Agency Obligations 99.5%		U.S. Government and U.S. Government Agency Obligations 99.5%
	Net Other Assets (Liabilities) 0.5%		Net Other Assets (Liabilities) 0.5%
* Inflation Protected Securities	99.5%	** Inflation Protected Securities	99.5%

Semiannual Report

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation Protected Obligations - 99.5%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/16	$ 560,665,326	$ 575,333,552
0.125% 4/15/17	630,914,722	647,643,538
0.125% 4/15/18	252,462,255	259,048,337
0.125% 1/15/22	558,092,194	546,597,016
0.125% 7/15/22	575,628,634	562,626,136
0.125% 1/15/23	578,299,776	560,357,055
0.5% 4/15/15	319,107,319	327,259,060
0.625% 7/15/21	505,625,596	522,034,685
1.125% 1/15/21	476,327,569	509,448,284
1.25% 7/15/20	416,436,720	452,432,810
1.375% 7/15/18	211,381,009	230,932,254
1.375% 1/15/20	270,985,680	295,322,381
1.625% 1/15/15	324,091,355	337,155,761
1.625% 1/15/18	214,313,539	234,656,804
1.875% 7/15/15	284,638,976	302,796,403
1.875% 7/15/19	223,444,365	251,995,603
2% 7/15/14	328,318,676	339,142,146
2% 1/15/16	278,961,513	299,754,059
2.125% 1/15/19	196,655,568	222,450,309
2.375% 1/15/17	236,734,889	262,479,552
2.5% 7/15/16	272,984,682	301,925,109
2.625% 7/15/17	202,948,917	230,300,121
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $8,256,888,804)	8,271,690,975
NET OTHER ASSETS (LIABILITIES) - 0.5%	41,296,659
NET ASSETS - 100%	$ 8,312,987,634
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	99.5%
Net Other Assets	0.5%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $8,256,888,804)		$ 8,271,690,975
Cash		627,912
Receivable for investments sold		6,854,442
Receivable for fund shares sold		5,019,739
Interest receivable		35,255,606
Total assets		8,319,448,674

Liabilities
Payable for investments purchased	$ 566,439
Payable for fund shares redeemed	5,007,539
Accrued management fee	350,962
Transfer agent fee payable	536,100
Total liabilities		6,461,040

Net Assets		$ 8,312,987,634
Net Assets consist of:
Paid in capital		$ 8,258,204,593
Undistributed net investment income		37,709,332
Accumulated undistributed net realized gain (loss) on investments		2,271,538
Net unrealized appreciation (depreciation) on investments		14,802,171
Net Assets		$ 8,312,987,634

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2013 (Unaudited)

Series Inflation-Protected Bond Index: Net Asset Value, offering price and redemption price per share ($4,233,098,603 ÷ 393,876,219 shares)	$ 10.75

Class F: Net Asset Value, offering price and redemption price per share ($4,079,889,031 ÷ 379,411,406 shares)	$ 10.75

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2013 (Unaudited)

Investment Income
Interest		$ 2,904,514
Inflation principal income		41,511,259
Total income		44,415,773

Expenses
Management fee	$ 2,071,461
Transfer agent fees	3,241,335
Independent trustees' compensation	15,337
Miscellaneous	10,535
Total expenses before reductions	5,338,668
Expense reductions	(249)	5,338,419
Net investment income (loss)		39,077,354
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		4,999,614
Change in net unrealized appreciation (depreciation) on investment securities		(502,783,706)
Net gain (loss)		(497,784,092)
Net increase (decrease) in net assets resulting from operations		$ (458,706,738)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 39,077,354	$ 159,982,655
Net realized gain (loss)	4,999,614	39,910,187
Change in net unrealized appreciation (depreciation)	(502,783,706)	156,505,878
Net increase (decrease) in net assets resulting from operations	(458,706,738)	356,398,720
Distributions to shareholders from net investment income	(450,481)	(10,424,701)
Distributions to shareholders from net realized gain	(9,329,992)	(186,861,028)
Total distributions	(9,780,473)	(197,285,729)
Share transactions - net increase (decrease)	788,462,272	748,686,562
Total increase (decrease) in net assets	319,975,061	907,799,553

Net Assets
Beginning of period	7,993,012,573	7,085,213,020
End of period (including undistributed net investment income of $37,709,332 and distributions in excess of net investment income of $917,541, respectively)	$ 8,312,987,634	$ 7,993,012,573

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Series Inflation-Protected Bond Index

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.36	$ 11.11	$ 10.59	$ 10.19	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.049	.231	.379	.147	.049
Net realized and unrealized gain (loss)	(.646)	.299	.534	.367	.184
Total from investment operations	(.597)	.530	.913	.514	.233
Distributions from net investment income	-	(.009)	(.033)	(.040)	(.018)
Distributions from net realized gain	(.013)	(.271)	(.360)	(.074)	(.025)
Total distributions	(.013)	(.280)	(.393)	(.114)	(.043)
Net asset value, end of period	$ 10.75	$ 11.36	$ 11.11	$ 10.59	$ 10.19
Total Return B, C	(5.26)%	4.77%	8.63%	5.06%	2.33%
Ratios to Average Net Assets F
Expenses before reductions	.20% A	.20%	.20%	.20%	.20% A
Expenses net of fee waivers, if any	.20% A	.20%	.20%	.20%	.20% A
Expenses net of all reductions	.20% A	.20%	.20%	.20%	.20% A
Net investment income (loss)	.88% A	2.02%	3.42%	1.40%	1.89% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,233,099	$ 4,333,322	$ 4,610,222	$ 4,170,428	$ 908,383
Portfolio turnover rate	25% A	29%	43%	16%	3% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period September 29, 2009 (commencement of operations) to December 31, 2009.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.36	$ 11.11	$ 10.58	$ 10.19	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.057	.247	.391	.158	.048
Net realized and unrealized gain (loss)	(.653)	.299	.543	.357	.188
Total from investment operations	(.596)	.546	.934	.515	.236
Distributions from net investment income	(.001)	(.025)	(.044)	(.051)	(.021)
Distributions from net realized gain	(.013)	(.271)	(.360)	(.074)	(.025)
Total distributions	(.014)	(.296)	(.404)	(.125)	(.046)
Net asset value, end of period	$ 10.75	$ 11.36	$ 11.11	$ 10.58	$ 10.19
Total Return B, C	(5.25)%	4.92%	8.84%	5.06%	2.36%
Ratios to Average Net Assets F
Expenses before reductions	.05% A	.05%	.10%	.10%	.10% A
Expenses net of fee waivers, if any	.05% A	.05%	.10%	.10%	.10% A
Expenses net of all reductions	.05% A	.05%	.10%	.10%	.10% A
Net investment income (loss)	1.03% A	2.17%	3.52%	1.50%	2.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,079,889	$ 3,659,691	$ 2,474,991	$ 978,674	$ 39,059
Portfolio turnover rate	25% A	29%	43%	16%	3% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period September 29, 2009 (commencement of operations) to December 31, 2009.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2013 (Unaudited)

1. Organization.

Fidelity® Series Inflation-Protected Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series Inflation-Protected Bond Index and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 206,401,612
Gross unrealized depreciation	(192,159,350)
Net unrealized appreciation (depreciation) on securities and other investments	$ 14,242,262

Tax cost	$ 8,257,448,713

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .05% of the Fund's average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under the expense contract, FMR pays class-level expenses for Series Inflation Protected Bond Index so that the total expenses do not exceed .20%,

Semiannual Report

3. Fees and Other Transactions with Affiliates - continued

Management Fee and Expense Contract - continued

expressed as a percentage of class average net assets, with certain exceptions such as interest expense, including commitment fees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .17% of average net assets for Series Inflation-Protected Bond Index. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Under the expense contract, Series Inflation-Protected Bond Index pays a portion of the transfer agent fees at an annual rate of .15% of average net assets.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Series Inflation-Protected Bond Index	$ 3,241,335

4. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $10,535 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

5. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $249.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2013	Year ended December 31, 2012
From net investment income
Series Inflation-Protected Bond Index	$ -	$ 3,482,801
Class F	450,481	6,941,900
Total	$ 450,481	$ 10,424,701
From net realized gain
Series Inflation-Protected Bond Index	$ 4,937,267	$ 101,593,209
Class F	4,392,725	85,267,819
Total	$ 9,329,992	$ 186,861,028

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2013	Year ended December 31, 2012	Six months ended June 30, 2013	Year ended December 31, 2012
Series Inflation-Protected Bond Index
Shares sold	40,895,072	45,899,664	$ 460,364,592	$ 523,041,203
Reinvestment of distributions	436,540	9,235,870	4,937,267	105,076,010
Shares redeemed	(28,799,724)	(88,581,094)	(324,730,671)	(1,010,992,877)
Net increase (decrease)	12,531,888	(33,445,560)	$ 140,571,188	$ (382,875,664)
Class F
Shares sold	65,665,324	111,048,907	$ 740,658,529	$ 1,265,140,865
Reinvestment of distributions	428,083	8,101,104	4,843,206	92,209,719
Shares redeemed	(8,769,890)	(19,758,363)	(97,610,651)	(225,788,358)
Net increase (decrease)	57,323,517	99,391,648	$ 647,891,084	$ 1,131,562,226

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate, were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

SIB-S-SANN-0813
1.899332.103

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 27, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 27, 2013